Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 31,171	[1]
Tax effect	(4,056)	[2]
Net of tax before allocation to noncontrolling interests	27,115
Net of tax attributable to noncontrolling interests	3	[2]
Net of tax attributable to MHFG shareholders	27,118
Accumulated Net unrealized gains (losses) on available-for-sale securities | Investment gains (losses) net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(17,325)	[1]
Tax effect	5,151	[2]
Net of tax before allocation to noncontrolling interests	(12,173)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	(12,173)
Accumulated Foreign currency translation adjustments | Foreign exchange gains (losses)—net Other noninterest income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	18,682	[1]
Tax effect	0	[2]
Net of tax before allocation to noncontrolling interests	18,682
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	18,682
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	31,617	[1]
Tax effect	(9,759)	[2]
Net of tax before allocation to noncontrolling interests	21,858
Net of tax attributable to noncontrolling interests	3	[2]
Net of tax attributable to MHFG shareholders	21,861
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(1,804)	[1]
Tax effect	552	[2]
Net of tax before allocation to noncontrolling interests	(1,251)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	¥ (1,251)

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.